EQUITY - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Feb. 02, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)		6,796,558
Number of shares outstanding (in shares)	20,616,227
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Disclosure Of Classes Of Share Capital [Line Items]
Intended percentage of net post-tax audited consolidated profits attributable to shareholders to pay for cash dividends	25.00%